Right of use assets (Details) - 12 months ended Mar. 31, 2020 ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2019	₨ 0
Additions	371,034
Deletions
Depreciation	(468,700)
Elimination - Intercompany	(41,915)
Translation difference	7,248
Balance as of March 31, 2020	3,864,543	$ 51,263
IRU [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2019	660,746
Additions	2,356
Deletions
Depreciation	(83,840)
Elimination - Intercompany	(41,915)
Translation difference	3,905
Balance as of March 31, 2020	541,252
P&M [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2019	294,133
Additions	77,750
Deletions
Depreciation	(82,252)
Balance as of March 31, 2020	289,631
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2019	1,725,787
Additions	203,472
Deletions
Depreciation	(284,680)
Translation difference	3,343
Balance as of March 31, 2020	1,647,922
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2019	1,316,190
Additions	87,456
Deletions
Depreciation	(17,908)
Balance as of March 31, 2020	₨ 1,385,738